Property and equipment (Details) - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2021		Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019
Property and equipment
Property, plant and equipment at beginning of period	$ 171	[1]	$ 62	$ 62
Additions	449		49
Property, plant and equipment at end of period	946			171	[1]	$ 62
Computer hardware
Property and equipment
Property, plant and equipment at beginning of period	69		40	40
Property, plant and equipment at end of period				69		40
Furniture, fixtures and office equipment
Property and equipment
Property, plant and equipment at beginning of period	102		22	22
Property, plant and equipment at end of period				102		22
Cost
Property and equipment
Property, plant and equipment at beginning of period	262		115	115		96
Additions				147		19
Property, plant and equipment at end of period				262		115
Cost | Computer hardware
Property and equipment
Property, plant and equipment at beginning of period	111		64	64		45
Additions				47		19
Property, plant and equipment at end of period				111		64
Cost | Furniture, fixtures and office equipment
Property and equipment
Property, plant and equipment at beginning of period	151		51	51		51
Additions				100
Property, plant and equipment at end of period				151		51
Depreciation/ Amortization
Property and equipment
Property, plant and equipment at beginning of period	(91)		(53)	(53)		(33)
Depreciation				38		20
Property, plant and equipment at end of period				(91)		(53)
Depreciation/ Amortization | Computer hardware
Property and equipment
Property, plant and equipment at beginning of period	(42)		(24)	(24)		(14)
Depreciation				18		10
Property, plant and equipment at end of period				(42)		(24)
Depreciation/ Amortization | Furniture, fixtures and office equipment
Property and equipment
Property, plant and equipment at beginning of period	$ (49)		$ (29)	(29)		(19)
Depreciation				20		10
Property, plant and equipment at end of period				$ (49)		$ (29)

[1]	Reflects a correction to the amount reported in Nexters Global's audited consolidated statement of financial position as at December 31, 2020 due to the identification of an immaterial error relating to the calculation of withholding taxes. For further information, see Note 4 (Use of judgements and estimates — Immaterial error).